Cover	Nov. 04, 2026
Cover [Abstract]
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Federal Home Loan Bank of Des Moines
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51999
Entity Tax Identification Number	42-6000149
Entity Address, Postal Zip Code	50309
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325814
Entity Address, Address Line One	909 Locust Street
Entity Address, State or Province	IA
Document Type	8-K
City Area Code	515
Local Phone Number	412-2100
Entity Address, City or Town	Des Moines
Written Communications	false